Current liabilities - payables (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Current liabilities - payables [Abstract]
Trade payables	$ 1,667	$ 962
Accrued expenses	52	724
Payables	$ 1,719	$ 1,686
Minimum [Member]
Current liabilities - payables [Abstract]
Current liability term period	30 days
Maximum [Member]
Current liabilities - payables [Abstract]
Current liability term period	60 days